Wellington Shields All-Cap Fund
	Schedule of Investments
	August 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 947,580	1.64%

Beverages
3,500	Constellation Brands, Inc. - Class A	842,485	1.46%

Capital Markets
1,900	BlackRock, Inc.	1,713,439
8,000	Blackstone, Inc.	1,138,880
		2,852,319	4.95%

Chemicals
5,000	Linde PLC (United Kingdom)	2,391,250
1,900	The Sherwin-Williams Company	701,803
		3,093,053	5.37%

Construction & Engineering
1,500	Comfort Systems USA, Inc.	530,280
5,600	Quanta Services, Inc.	1,540,728
		2,071,008	3.59%

Crude Petroleum & Natural Gas
4,000	Diamondback Energy, Inc.	780,440	1.35%

Electric Utilities
5,500	Constellation Energy Corp.	1,081,850
11,000	NextEra Energy, Inc.	885,610
		1,967,460	3.41%

Electrical Equipment
6,000	Emerson Electric Co.	632,340	1.10%

Electronic Computers
7,900	Apple Inc.	1,809,100	3.14%

Fabricated Plate Work (Boiler Shops)
11,000	Chart Industries, Inc. *	1,346,400	2.34%

Financial Services
12,000	Apollo Global Management Inc.	1,388,760
3,000	Berkshire Hathaway Inc. - Class B *	1,427,760
		2,816,520	4.89%

Food & Staples Retailing
22,200	Walmart Inc.	1,714,506	2.98%

Health Care Equipment & Supplies
2,200	Intuitive Surgical, Inc. *	1,083,786	1.88%

Health Care Providers & Services
2,400	McKesson Corporation	1,346,592	2.34%

Hotels, Restaurants & Leisure
6,000	Flutter Entertainment PLC (Ireland) *	1,274,460	2.21%

Industrial Conglomerates
3,500	Honeywell International Inc.	727,685	1.26%

Interactive Media Services
3,500	Meta Platforms, Inc. - Class A	1,824,585	3.17%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	1,960,560
11,000	Amazon.com, Inc. *	1,963,500
		3,924,060	6.81%

IT Services
2,750	Accenture PLC - Class A (United Kingdom)	940,363
7,000	International Business Machines Corp.	1,414,910
		2,355,273	4.09%

Life Sciences Tools & Services
1,300	Thermo Fisher Scientific Inc.	799,591	1.39%

Metals & Mining
10,000	Agnico Eagle Mines Limited (Canada)	814,700	1.41%

National Commercial Banks
8,500	JPMorgan Chase & Co.	1,910,800	3.32%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.	1,204,189
5,652	Exxon Mobil Corporation	666,597
		1,870,786	3.25%

Pharmaceuticals
1,600	Eli Lilly And Company	1,536,032	2.67%

Semiconductors & Semiconductor Equipment
4,375	Applied Materials, Inc.	863,013
875	ASML Holding N.V. - ADR	790,886
20,000	NVIDIA Corporation	2,387,400
		4,041,299	7.01%

Software
5,500	Microsoft Corporation	2,294,270
5,000	Palo Alto Networks, Inc. *	1,813,600
1,700	Roper Technologies Inc.	942,497
3,150	Salesforce, Inc.	796,635
		5,847,002	10.15%

Transportation Services
16,000	GXO Logistics, Inc. *	800,800	1.39%

Total for Common Stocks (Cost $34,797,606)		51,030,662	88.57%

EXCHANGE TRADED FUNDS
Equity Funds
24,000	Global X Uranium ETF	621,600
7,500	Invesco S&P 500® Equal Weight ETF	1,319,025
9,000	The Health Care Select Sector SPDR® Fund ETF	1,414,800
3,150	VanEck Semiconductors ETF	766,899

Total for Exchange Traded Funds (Cost $3,436,952)		4,122,324	7.15%

REAL ESTATE INVESTMENT TRUSTS
7,000	Equity Residential	524,160
4,000	Simon Property Group Inc.	669,400

Total for Real Estate Investment Trusts (Cost $1,179,262)		1,193,560	2.07%

MONEY MARKET FUNDS
1,275,304	Goldman Sachs FS Government Fund Institutional 5.18% **	1,275,304	2.21%
	(Cost - $1,275,304)

	Total Investments	57,621,850	100.00%
	(Cost - $40,689,124)

	Other Assets in Excess of Liabilities	2,033	0.00%

	Net Assets	$ 57,623,883	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at August 31, 2024.